                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                        New York, New York 10281-1008

June 30, 2004

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Select Value Fund (the "Registrant")
            Reg. No. 333-100700 File No. 811-21208
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  I hereby  represent  that,  with  respect to the  Prospectus  and  Statement  of
Additional  Information  of the  Registrant,  dated June 28, 2004,  no changes were  made to the  Prospectus  and the  Statement  of  Additional  Information
contained in Post-Effective  Amendment No. 2 to the Registrant's  Registration
Statement on Form N-1A,  which was filed  electronically  with the  Securities and Exchange Commission on June 25, 2004.

Very truly yours,

/s/ Randy Legg
---------------------------
Randy Legg
Assistant Vice President &
Assistant Counsel
(303) 768-1026

cc:  Ronald M. Feiman, Esq.
     Gloria LaFond

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